Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) - Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long
Derivative [Line Items]
Derivative, Notional Amount	$ 2,080,057	$ 2,249,279
Short
Derivative [Line Items]
Derivative, Notional Amount	2,025,734	1,766,693
Euro | Long
Derivative [Line Items]
Derivative, Notional Amount	187,873	407,849
Euro | Short
Derivative [Line Items]
Derivative, Notional Amount	1,408,619	1,400,118
United Kingdom, Pounds | Long
Derivative [Line Items]
Derivative, Notional Amount	118,687	52,267
United Kingdom, Pounds | Short
Derivative [Line Items]
Derivative, Notional Amount	45,159	81,061
NIS | Long
Derivative [Line Items]
Derivative, Notional Amount	1,703,972	1,782,959
NIS | Short
Derivative [Line Items]
Derivative, Notional Amount	0	0
Other | Long
Derivative [Line Items]
Derivative, Notional Amount	69,525	6,204
Other | Short
Derivative [Line Items]
Derivative, Notional Amount	$ 571,956	$ 285,514